S-K 1603(a) SPAC Sponsor	Aug. 07, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Form of Organization	Corporation
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Southport Acquisition Sponsor II LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Southport Acquisition Sponsor II LLC
Cohen & Company Capital Markets [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Cohen & Company Capital Markets